Description of Business - Additional Information (Detail) MT in Millions		12 Months Ended
	Aug. 31, 2021 m³	Dec. 31, 2021 MT m³
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	17	55
Exporting capacity per year | MT		1
Equity ownership percentage		50.00%
Othello Shipping and Ultragas [Member]
Schedule Of Description Of Business [Line Items]
Equity ownership percentage	100.00%
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated		31
Ethylene [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	8
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity	3,770	3,770
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity	22,000	38,000